Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 73,660,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,172.45
Total Offset Amount	0.00
Net Fee	$ 10,172.45